Other Long-Term Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Other Liabilities [Line Items]
Deferred tax liabilities	¥ 14,500		¥ 2,943
Unrecognized tax benefits, accrued interest and penalty	2,173	[1]	2,163	[1]
Other	4,329		3,373
Other long-term liabilities	¥ 21,002		¥ 8,479

[1]	"Unrecognized tax benefits, accrued interest and penalty" information is described in Note 16 "Income taxes"